Administrative Expenses - Summary of Administrative Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Administrative Expenses [line items]
Taxes	$ 72,559,840	$ 58,668,491		$ 43,508,078
Maintenance, conservation and repair expenses	55,653,300	46,692,100		42,291,334
Other fees	39,136,882	36,089,688		25,624,090
Armored truck, documentation and events	38,504,627	33,618,017		35,762,328
Security services	30,444,668	25,912,720		25,511,239
Electricity and communications	29,627,942	22,637,682		23,495,332
Advertising and publicity	22,156,745	20,234,834		16,104,975
Software	21,322,878	20,738,014		16,902,040
Fees to directors and syndics	18,437,173	58,633,383		13,393,887
Hired administrative services	9,584,382	6,589,047		1,808,612
Representation, travel and transportation	6,460,958	6,161,232		4,633,915
Insurance	3,952,251	2,563,933		2,798,475
Stationery and office supplies	1,957,800	2,329,146		1,843,088
Leases	1,421,408	1,025,476		1,176,701
Other	15,129,319	15,730,705		10,673,279
Total	$ 366,350,173	$ 357,624,468	[1]	$ 265,527,373

[1]	See Note 3.